Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment, net

The following table summarizes the Company’s property and equipment, net (in thousands):

	June 30,	December 31,
	2023	2022
Property and equipment, gross	$44,526	$42,385
Less: accumulated depreciation and amortization	(15,317)	(11,054)
Property and equipment, net	$29,209	$31,331

	December 31,	December 31,
	2022	2021
Software	$14,746	$3,831
Leasehold improvements	13,793	4,212
Machinery and equipment	9,663	6,861
Furniture and fixtures	2,121	42
Construction in progress	1,937	5,086
Other	125	47
	42,385	20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	$31,331	$14,703

Schedule of estimated amortization expense for future years

	2023	2024	2025	2026	2027
Software	$4,812	$4,377	$1,600	$—	$—